Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue
Royalty and option income	$ 3,944	$ 192
Cost of sales
Depletion	(1,756)	(164)
Gross profit	2,188	28
Expenses
Consulting fees	(4,125)	(2,677)
Depreciation	(72)	(5)
Management and directors' fees	(1,895)	(1,172)
Salaries, wages and benefits	(1,103)	(132)
Investor communications and marketing expenses	(1,410)	(1,141)
Office and technology expenses	(811)	(181)
Transfer agent and regulatory fees	(536)	(190)
Insurance fees	(2,049)	(1,293)
Professional fees	(4,249)	(2,481)
Share-based compensation	(3,146)	(3,324)
Mineral interest maintenance expenses	(229)	(13)
Share of loss in associate	(296)
Dilution gain in associate	100
Impairment of royalty	(3,821)
Operating loss for the year	(21,454)	(12,581)
Other items
Change in fair value of derivative liabilities	4,588	(1,511)
Change in fair value of short-term investments	(569)	(168)
Foreign exchange gain / (loss)	54	(813)
Interest expense	(633)
Gain on loan modification	316
Other income	337	67
Net loss before income taxes for the year	(17,361)	(15,006)
Current tax expense	(114)
Deferred tax recovery	129
Net loss after income taxes for the year	(17,346)	(15,006)
Item that may be reclassified subsequently to net income:
Foreign currency translation differences	(145)	441
Total comprehensive loss for the year	$ (17,491)	$ (14,565)
Net loss per share, basic and diluted	$ (0.14)	$ (0.45)
Weighted average number of common shares outstanding, basic and diluted	128,232,364	33,555,265